SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - RESULTS OF OPERATIONS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales
Net sales	[1]		$ 24,310	$ 65,623	$ 115,944
Cost of net sales
Cost of net sales			20,781	41,466	83,676
Gross profit (loss) by Segment			3,529	24,157	32,268
Operating expenses:
Selling, general and administrative	[2]		18,689	15,827	15,156
Research and development			8,083	14,467	12,745
Total operating expenses			26,772	30,294	27,901
Operating income (loss)			(23,243)	(6,137)	4,367
Interest income			990	1,337	1,749
Interest expense			(10)	(16)	(47)
Other income, net			(2,166)	872	(644)
Equity in net income (loss) of affiliated companies		$ (400)			(613)
Income tax benefit			1,782	31	378
Net income (loss) and comprehensive income (loss)			(23,676)	(3,913)	4,820
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative			693	633	697
Total operating expenses			693	633	697
Operating income (loss)			(693)	(633)	(697)
Loss before income taxes and equity in loss of affiliated companies			(693)	(633)	(697)
Equity in net income (loss) of affiliated companies			(22,983)	(3,281)	5,517
Net income (loss) and comprehensive income (loss)			$ (23,676)	$ (3,914)	$ 4,820

[1]	Revenue recognized in the years ended December 31, 2020, 2019 and 2018 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period was $1.2 million, $2.8 million and $4.0 million, respectively.
[2]	Allowances for credit losses of $9.4 million, $4.4 million and $0.8 million were recognized in the selling expenses in 2020, 2019 and 2018, respectively.